Net Loss Per Share (Schedule of Reconciliation of Net Loss to Net Loss Attributable to Heat Biologics, Inc.) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net loss	$ (21,122)	$ (12,243)
Net loss: Non-controlling interest	(827)	(454)
Net loss applicable to Heat Biologics, Inc.	$ (20,295)	$ (11,789)
Weighted-average number of common shares used in net loss per share applicable to Heat Biologics, Inc - basic and diluted	8,015,687	6,454,866
Net loss per share applicable to Heat Biologics, Inc - basic and diluted	$ (2.53)	$ (1.83)